Fair value measurement - Summary of Financial Instruments Measured At Fair Value (Level 3) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in fair value measurement, assets [abstract]
Assets at beginning of period	€ 219,400
Assets at end of period	437,659	€ 219,400
Warrant liabilities
Liabilities at beginning of period	296,052
Liabilities at end of period	409,901	296,052
Investment in equity securities
Changes in fair value measurement, assets [abstract]
Transfer of investment in equity securities from level 2	41,984
Level 3 of fair value hierarchy | Purchase options
Changes in fair value measurement, assets [abstract]
Assets at beginning of period	30,400	0
Option premium paid for purchase options		1,500
Fair Value gain recognized as a share premium contribution		26,000
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets		2,900
Fair value gain	3,856
Derecognition of substantive purchase option	(34,256)
Exercise of purchase option	0
Assets at end of period	0	30,400
Level 3 of fair value hierarchy | Investment in equity securities
Changes in fair value measurement, assets [abstract]
Assets at beginning of period	0	0
Fair value gain	(10,595)
Transfer of investment in equity securities from level 2	41,984
Assets at end of period	31,389	0
Warrant liabilities
Warrant liabilities
Transfer into level 1	(20,568)
Warrant liabilities | Level 3 of fair value hierarchy
Warrant liabilities
Liabilities at beginning of period	0	0
Liabilities at end of period	0	0
Warrant liabilities | Level 3 of fair value hierarchy | Private Placement Warrants
Warrant liabilities
Change in fair value of private placement warrant liabilities	(7,139)	0
Warrants assumed as part of the SPAC transaction	20,993
Transfer into level 1	(13,854)
Warrant liabilities | Level 3 of fair value hierarchy | Public Warrants
Warrant liabilities
Change in fair value of private placement warrant liabilities	(14,546)	0
Warrants assumed as part of the SPAC transaction	21,260
Transfer into level 1	(6,714)
Preference Shares Derivatives | Level 3 of fair value hierarchy
Warrant liabilities
Liabilities at beginning of period	0	0
Warrants assumed as part of the SPAC transaction	255
Sale of preference shares derivatives	(186)
Fair value gains/(losses) recognized in other income/(expenses)	(69)
Liabilities at end of period	€ 0	€ 0